3 Bryant Park New York, NY 10036 +1 212 698 3500 Direct +1 212 698 3599 Fax www.dechert.com ABEL ARAYA abel.araya@dechert.com +1 212 698 3698 Direct +1 212 698 3599 Fax

April 3, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 903 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on March 28, 2024.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 212-698-3698.

Sincerely,

/s/ Abel Araya
Abel Araya